Note 22 (Detail) - Condensed Consolidating Financial Statements - Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Homebuilding	$ 376,224	$ 277,768	$ 972,319	$ 773,033
Financial services	10,787	7,850	25,990	20,249
Total revenues	387,011	285,618	998,309	793,282
Expenses	395,910	337,547	1,075,640	977,588
Gain (loss) on extinguishment of debt	6,230	(1,391)	57,966	(3,035)
Income (loss) from unconsolidated joint ventures	852	(2,255)	2,324	(6,479)
(Loss) income before income taxes	(1,817)	(55,575)	(17,041)	(193,820)
State and federal income tax (benefit) provision	(36,493)	(4,645)	(35,254)	(6,081)
Net income (loss)	34,676	(50,930)	18,213	(187,739)
Financial services	6,111	5,547	16,651	16,194
Scenario, Actual [Member] | Homebuilding [Member] | Parent Company [Member]
Expenses	1,640	1,159	5,815	4,261
Scenario, Actual [Member] | Homebuilding [Member] | Subsidiary Issuer [Member]
Expenses	88,266	40,672	112,342	119,657
Scenario, Actual [Member] | Homebuilding [Member] | Guarantor Subsidiaries [Member]
Expenses	342,291	291,579	942,758	838,169
Scenario, Actual [Member] | Homebuilding [Member] | Non-Guarantor Subsidiaries [Member]
Expenses	24,613	(416)	40,466	459
Scenario, Actual [Member] | Homebuilding [Member] | Consolidation, Eliminations [Member]
Expenses	(67,011)	(994)	(42,392)	(1,152)
Scenario, Actual [Member] | Homebuilding [Member]
Expenses	389,799	332,000	1,058,989	961,394
Scenario, Actual [Member] | Parent Company [Member]
Homebuilding	4	17	8	24
Total revenues	4	17	8	24
Expenses	1,663	1,235	5,918	4,507
(Loss) income before income taxes	(1,659)	(1,218)	(5,910)	(4,483)
State and federal income tax (benefit) provision	(4,261)	(4,631)	12,929	(15,599)
Equity in income (loss) of consolidated subsidiaries	32,074	(54,343)	11,194	(198,855)
Net income (loss)	34,676	(50,930)	18,213	(187,739)
Financial services	23	76	103	246
Scenario, Actual [Member] | Subsidiary Issuer [Member]
Homebuilding	(92)	(25)	(197)	(223)
Intercompany charges	53,026	28,679	76,975	85,294
Total revenues	52,934	28,654	76,778	85,071
Expenses	88,266	40,672	112,342	119,657
Gain (loss) on extinguishment of debt	6,230	(1,391)	57,966	(3,035)
(Loss) income before income taxes	(29,102)	(13,409)	22,402	(37,621)
Net income (loss)	(29,102)	(13,409)	22,402	(37,621)
Scenario, Actual [Member] | Guarantor Subsidiaries [Member]
Homebuilding	345,957	277,591	922,078	773,299
Financial services	2,237	1,409	5,232	3,951
Intercompany charges	(14,924)	(31,754)	(45,952)	(98,026)
Total revenues	333,270	247,246	881,358	679,224
Expenses	343,698	292,820	946,725	841,886
Income (loss) from unconsolidated joint ventures	30	(100)	521	(801)
(Loss) income before income taxes	(10,398)	(45,674)	(64,846)	(163,463)
State and federal income tax (benefit) provision	(32,016)	(14)	22,109	9,518
Net income (loss)	21,618	(45,660)	(42,737)	(172,981)
Financial services	1,407	1,241	3,967	3,717
Scenario, Actual [Member] | Non-Guarantor Subsidiaries [Member]
Homebuilding	31,606	1,425	54,159	3,652
Financial services	8,550	6,441	20,758	16,298
Intercompany charges	(417)	(86)	(3,968)	(468)
Total revenues	39,739	7,780	70,949	19,482
Expenses	29,292	3,814	53,058	12,693
Income (loss) from unconsolidated joint ventures	822	(2,155)	1,803	(5,678)
(Loss) income before income taxes	11,269	1,811	19,694	1,111
State and federal income tax (benefit) provision	(216)		216
Net income (loss)	11,485	1,811	19,910	1,111
Financial services	4,679	4,230	12,592	12,234
Scenario, Actual [Member] | Consolidation, Eliminations [Member]
Homebuilding	(1,251)	(1,240)	(3,729)	(3,719)
Intercompany charges	(37,685)	3,161	(27,055)	13,200
Total revenues	(38,936)	1,921	(30,784)	9,481
Expenses	(67,009)	(994)	(42,403)	(1,155)
(Loss) income before income taxes	28,073	2,915	11,619	10,636
Equity in income (loss) of consolidated subsidiaries	(32,074)	54,343	(11,194)	198,855
Net income (loss)	(4,001)	57,258	425	209,491
Financial services	2		(11)	(3)
Scenario, Actual [Member]
Homebuilding	376,224	277,768	972,319	773,033
Financial services	10,787	7,850	25,990	20,249
Total revenues	387,011	285,618	998,309	793,282
Expenses	395,910	337,547	1,075,640	977,588
Gain (loss) on extinguishment of debt	6,230	(1,391)	57,966	(3,035)
Income (loss) from unconsolidated joint ventures	852	(2,255)	2,324	(6,479)
(Loss) income before income taxes	(1,817)	(55,575)	(17,041)	(193,820)
State and federal income tax (benefit) provision	(36,493)	(4,645)	35,254	(6,081)
Net income (loss)	34,676	(50,930)	18,213	(187,739)
Financial services	6,111	5,547	16,651	16,194
Homebuilding [Member] | Parent Company [Member]
Expenses	1,640	1,159	5,815	4,261
Homebuilding [Member] | Subsidiary Issuer [Member]
Expenses	88,266	40,672	112,342	119,657
Homebuilding [Member] | Guarantor Subsidiaries [Member]
Expenses	352,332	291,688	954,080	838,298
Homebuilding [Member] | Non-Guarantor Subsidiaries [Member]
Expenses	14,572	(525)	29,144	330
Homebuilding [Member] | Consolidation, Eliminations [Member]
Expenses	(67,011)	(994)	(42,392)	(1,152)
Homebuilding [Member]
Total revenues	376,153	277,759	972,319	773,131
Expenses	389,799	332,000	1,058,989	961,394
(Loss) income before income taxes	14,731	(18,700)	17,512	(78,562)
Parent Company [Member]
Homebuilding	4	17	8	24
Total revenues	4	17	8	24
Expenses	1,663	1,235	5,918	4,507
(Loss) income before income taxes	(1,659)	(1,218)	(5,910)	(4,483)
State and federal income tax (benefit) provision	(4,261)	(4,631)	12,929	(15,599)
Equity in income (loss) of consolidated subsidiaries	32,074	(54,343)	11,194	(198,855)
Net income (loss)	34,676	(50,930)	18,213	(187,739)
Financial services	23	76	103	246
Subsidiary Issuer [Member]
Homebuilding	(92)	(25)	(197)	(223)
Intercompany charges	53,026	28,679	76,975	85,294
Total revenues	52,934	28,654	76,778	85,071
Expenses	88,266	40,672	112,342	119,657
Gain (loss) on extinguishment of debt	6,230	(1,391)	57,966	(3,035)
(Loss) income before income taxes	(29,102)	(13,409)	22,402	(37,621)
Net income (loss)	(29,102)	(13,409)	22,402	(37,621)
Guarantor Subsidiaries [Member]
Homebuilding	356,862	277,591	934,330	773,299
Financial services	2,237	1,409	5,232	3,951
Intercompany charges	(15,107)	(31,769)	(46,238)	(98,066)
Total revenues	343,992	247,231	893,324	679,184
Expenses	353,739	292,929	958,047	842,015
Income (loss) from unconsolidated joint ventures	30	(100)	521	(801)
(Loss) income before income taxes	(9,717)	(45,798)	(64,202)	(163,632)
State and federal income tax (benefit) provision	(32,232)	(14)	22,325	9,518
Net income (loss)	22,515	(45,784)	(41,877)	(173,150)
Financial services	1,407	1,241	3,967	3,717
Non-Guarantor Subsidiaries [Member]
Homebuilding	20,701	1,425	41,907	3,652
Financial services	8,550	6,441	20,758	16,298
Intercompany charges	(234)	(71)	(3,682)	(428)
Total revenues	29,017	7,795	58,983	19,522
Expenses	19,251	3,705	41,736	12,564
Income (loss) from unconsolidated joint ventures	822	(2,155)	1,803	(5,678)
(Loss) income before income taxes	10,588	1,935	19,050	1,280
Net income (loss)	10,588	1,935	19,050	1,280
Financial services	4,679	4,230	12,592	12,234
Consolidation, Eliminations [Member]
Homebuilding	(1,251)	(1,240)	(3,729)	(3,719)
Intercompany charges	(37,685)	3,161	(27,055)	13,200
Total revenues	(38,936)	1,921	(30,784)	9,481
Expenses	(67,009)	(994)	(42,403)	(1,155)
(Loss) income before income taxes	28,073	2,915	11,619	10,636
Equity in income (loss) of consolidated subsidiaries	(32,074)	54,343	(11,194)	198,855
Net income (loss)	(4,001)	57,258	425	209,491
Financial services	$ 2		$ (11)	$ (3)